Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 31.6%
Penn Series Flexibly Managed Fund*	81,281	$6,175,759
Penn Series Index 500 Fund*	192,063	6,051,919
Penn Series Large Cap Growth Fund*	26,506	752,769
Penn Series Large Cap Value Fund*	107,410	3,833,450
Penn Series Large Core Value Fund*	120,947	3,036,988
Penn Series Mid Core Value Fund*	77,691	2,271,668
Penn Series Real Estate Securities Fund*	54,865	1,485,741
Penn Series Small Cap Index Fund*	29,299	750,354
Penn Series SMID Cap Value Fund*	25,007	750,709
TOTAL AFFILIATED EQUITY FUNDS (Cost $22,280,190)		25,109,357

AFFILIATED FIXED INCOME FUNDS — 57.9%
Penn Series High Yield Bond Fund*	263,045	3,993,017
Penn Series Limited Maturity Bond Fund*	1,603,342	20,362,439
Penn Series Quality Bond Fund*	1,473,207	21,611,952
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $47,658,670)		45,967,408

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.6%
Penn Series Developed International Index Fund*	179,245	2,267,446
Penn Series Emerging Markets Equity Fund*	148,245	1,537,302
Penn Series International Equity Fund*	125,265	3,836,878
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,468,384)		7,641,626

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $732,873)	732,873	732,873
TOTAL INVESTMENTS — 100.0% (Cost $79,140,117)		$79,451,264
Other Assets & Liabilities — (0.0)%		(24,994)
TOTAL NET ASSETS — 100.0%		$79,426,270

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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